Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	WILN
Entity Registrant Name	Wi-LAN Inc.
Entity Central Index Key	0001518419
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	121,540,562

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue
Royalties	$ 87,960	$ 104,813
Brokerage		996
Total Revenue	87,960	105,809
Operating expenses
Cost of revenue	55,503	72,467
Research and development	8,887	7,792
Marketing, general and administration	12,858	20,294
Realized foreign exchange (gain) loss	22	(1,958)
Unrealized foreign exchange (gain) loss	(5,213)	2,997
Transaction costs		3,044
Restructuring charges (Note 14)	418
Total operating expenses	72,475	104,636
Earnings from operations	15,485	1,173
Investment income	1,277	5,654
Interest expense	(1,247)	(4,218)
Debenture financing, net (Note 9)	(31,138)	20,747
Earnings (loss) before income taxes	(15,623)	23,356
Provision for (recovery of) income tax expense (Note 3)
Current	3,480	3,275
Deferred	(4,583)	(11,716)
Total Income tax Expense	(1,103)	(8,441)
Net earnings (loss)	(14,520)	31,797
Other comprehensive income
Cumulative translation adjustment		(9,830)
Comprehensive income (loss)	$ (14,520)	$ 21,967
Earnings (loss) per share (Note 11(g))
Basic	$ (0.12)	$ 0.26
Diluted	$ (0.12)	$ 0.25
Weighted average number of common shares
Basic	121,451,967	122,741,326
Diluted	121,451,967	124,999,644

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 175,246	$ 432,186
Short-term investments	1,617	1,524
Accounts receivable (Note 12)	1,139	2,153
Prepaid expenses and deposits	314	290
Deferred financing costs		1,716
Total Current Assets	178,316	437,869
Loan receivable (Note 4)	911
Furniture and equipment, net (Note 5)	1,272	1,769
Patents and other intangibles, net (Note 6)	116,846	118,645
Deferred tax asset (Note 3)	20,817	18,086
Goodwill	12,623	12,623
Total Assets	330,785	588,992
Current liabilities
Accounts payable and accrued liabilities (Note 10)	22,406	22,169
Due to related party (Note 10)		7,102
Current portion of patent finance obligation (Note 8)	2,547	2,458
Deferred tax liability (Note 3)		1,851
Debentures (Note 9)		203,855
Total Current Liabilities	24,953	237,435
Patent finance obligation (Note 8)	2,670	5,189
Success fee obligation (Note 10)	10,900	15,212
Total Liabilities	38,523	257,836
Commitments and contingencies (Note 13)
Shareholders' equity
Capital stock (Note 11(c))	431,067	436,606
Additional paid-in capital (Note 11(d))	11,074	14,061
Accumulated other comprehensive income	16,225	16,225
Deficit	(166,104)	(135,736)
Total Stockholders' Equity	292,262	331,156
Total Liabilities and Stockholders' Equity	$ 330,785	$ 588,992

Consolidated Statements of Cash Flow (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash generated from (used in) Operations
Net earnings (loss)	$ (14,520)	$ 31,797
Non-cash items
Stock-based compensation	3,894	4,228
Depreciation and amortization	25,693	22,785
Extinguishment of conversion feature		(66,679)
Foreign exchange loss	7,910	5,796
Deferred financing costs	1,746	4,195
Accretion of debt discount	25,175	41,737
Discount on loan receivable	121
Disposal of patents		704
Deferred income tax recovery	(4,583)	(11,716)
Accrued interest (income) expense	(32)	4,218
Long term portion of success fee		15,212
Total Non-cash items	45,404	52,277
Change in non-cash working capital balances
Accounts receivable	1,014	85
Prepaid expenses and deposits	(475)	(77)
Payments associated with success fee obligation	(12,685)
Accounts payable and accrued liabilities	7,831	15,785
Due to related party	(7,102)
Cash generated from operations	33,987	68,070
Financing
Proceeds on sale of common shares, net		71,992
Dividends paid	(14,617)	(10,668)
Proceeds from issuance (repayment) of convertible debentures	(233,247)	226,749
Debentures repurchased under normal course issuer bid		(1,535)
Common shares repurchased under normal course issuer bid	(15,729)	(2,871)
Common shares issued for cash on the exercise of options	3,078	6,086
Common shares issued for cash from Employee Share Purchase Plan	231	182
Cash (used in) generated from financing	(260,284)	289,935
Investing
Sale (purchase) of short-term investments	(93)	25,473
Loan receivable	(1,000)
Purchase of furniture and equipment	(403)	(1,907)
Purchase of patents and other intangibles	(25,425)	(19,753)
Cash (used in) generated from investing	(26,921)	3,813
Foreign exchange gain (loss) on cash held in foreign currency	(3,722)	(12,268)
Net cash and cash equivalents (used in) generated in the period	(256,940)	349,550
Cash and cash equivalents, beginning of period	432,186	82,636
Cash and cash equivalents, end of period	$ 175,246	$ 432,186

Consolidated Statement of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Capital Stock[Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2010	$ 240,413	$ 355,709	$ 13,786	$ 26,055	$ (155,137)
Comprehensive earnings:
Net earnings (loss)	31,797				31,797
Net impact of change in functional currency on non monetary items	(9,830)			(9,830)
Shares issued:
Stock-based compensation expense (Note 11(d))	4,228		4,228
Exercise of stock options (Note 11(c))	6,086	9,181	(3,095)
Sale of shares under Employee Share Purchase Plan (Note 11(c))	182	182
January 2011 Short Form Prospectus, net of issuance costs (Note 11(c))	71,992	71,992
Tax benefit related to share issuance costs	1,410	1,410
Expense related to RSUs issued on surrender of options	145		145
Shares repurchased under normal course issuer bid (Note 11(c))	(2,871)	(1,868)	(1,003)
Dividends declared (Note 11(c))	(12,396)				(12,396)
Ending Balance at Dec. 31, 2011	331,156	436,606	14,061	16,225	(135,736)
Comprehensive earnings:
Net earnings (loss)	(14,520)				(14,520)
Shares issued:
Stock-based compensation expense (Note 11(d))	3,894		3,894
Exercise of stock options (Note 11(c))	3,078	4,592	(1,514)
Sale of shares under Employee Share Purchase Plan (Note 11(c))	231	231
Shares repurchased under normal course issuer bid (Note 11(c))	(15,729)	(10,362)	(5,367)
Dividends declared (Note 11(c))	(15,848)				(15,848)
Ending Balance at Dec. 31, 2012	$ 292,262	$ 431,067	$ 11,074	$ 16,225	$ (166,104)

Nature of Business	12 Months Ended
Dec. 31, 2012
Nature of Business
1.	NATURE OF BUSINESS

Wi-LAN Inc. (“WiLAN” or the “Company”) is an intellectual property licensing company which develops, acquires, and licenses and otherwise enforces a range of patented technologies which are utilized in products in the communications and consumer electronics markets. The Company generates revenue by licensing its patents to companies that sell products utilizing technologies including: Wi-Fi, WiMAX, LTE, CDMA, DSL, DOCSIS, Bluetooth and V-Chip. The Company also generates revenue by licensing patent portfolios on behalf of third-party patent holders and, if necessary, the enforcement of their patented technologies.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with the generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements of WiLAN include the accounts of WiLAN and its wholly owned subsidiaries. All inter-company transactions and balances have been eliminated in the consolidated financial statements.

Effective January 1, 2011, the Company determined that its functional currency had changed from the Canadian dollar to the U.S. dollar. Concurrent with this change in functional currency, the Company adopted the U.S. dollar as its reporting currency. The change in functional currency on January 1, 2011, resulted in a reduction in the net book value of the Company’s non-current assets of $12,940 (net of the deferred tax impact of $3,110) which has been applied to the Company’s Cumulative Translation Adjustment within Accumulated Other Comprehensive Income.

Litigation expense, which had previously been classified as marketing, general and administration, is now classified as cost of revenue and the prior year comparatives have been adjusted accordingly to conform to the current year’s presentation.

The significant accounting policies are summarized below:

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the years. Actual results could differ from those estimates.

Revenue Recognition

The Company’s revenue consists principally of royalty revenue from licensing its own patent portfolio and brokerage revenue. The Company also generates royalty revenue from licensing patent portfolios on behalf of third-party patent holders. The Company considers revenue to be earned when it has persuasive evidence of an arrangement, the obligation has been fulfilled in accordance with the terms of the licensing agreement, including delivery and acceptance, and collection is reasonably assured. The Company defers recognizing revenue until such time as all criteria are met. Determination of whether or not these criteria have been met may require the Company to make judgments, assumptions and estimates based upon current information and historical experience.

The Company’s royalty revenues consist of fixed fee and running royalty payments. Royalties from fixed fee royalty arrangements may consist of one or more installments of cash or in-kind property, such as patents. Royalties from running royalty arrangements can be based on either a percentage of sales or number of units sold for which the Company earns royalties at the time the licensees’ sales occur. The licensees are obligated to provide the Company with quarterly or semi-annual royalty reports and these reports are typically received subsequent to the period in which the licensees underlying sales occurred. The Company recognizes revenue from these arrangements as amounts become due and collection is reasonably assured.

As part of the licensing agreements with third parties, the Company is able to recover certain out-of-pocket expenses and legal costs. These amounts are included in revenue in the period which the aforementioned revenue criteria is met and the amounts become reimbursable.

The Company’s brokerage revenue consists of the sale of patents from within its portfolio and recognizes revenue when it is earned. The Company considers brokerage revenue to be earned when it has persuasive evidence of an arrangement, the obligation has been fulfilled in accordance with the terms of the agreement, including delivery and acceptance and collection is reasonably assured.

Revenue arrangements with extended payment terms, where fees are fixed in one or more installments of cash and which contain terms that could impact the amounts ultimately collected, are generally recognized as collection becomes assured.

Stock-based Compensation

The Company has a share option plan (“Option Plan”) for certain employees, directors and consultants. The Company accounts for stock options using the fair value method. Compensation expense is measured at the estimated fair value of the options at the date of grant and charged to earnings on a straight-line basis over the vesting periods. The amount expensed is credited to additional paid-in capital in the period. Upon the exercise of stock options, cash received is credited to share capital together with any amount previously credited to additional paid-in capital related to the options exercised.

Deferred Stock Units (“DSUs”)

The Company has a DSU plan for certain employees and directors. The DSUs vest immediately and the Company has the right to settle the DSUs in either cash or by the issuance of common shares. The liability for outstanding units and related expense for the DSUs are adjusted to reflect the market value of the common shares at each balance sheet date.

Restricted Share Units (“RSUs”)

The Company has a RSU plan for certain employees and directors. Under the RSU plan, units are settled in cash based on the market value of WiLAN’s common shares on dates the RSUs vest. The accrued liability and related expense for the RSUs are adjusted to reflect the market value of the common shares at each balance sheet date.

Income Taxes

The Company uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities are determined based on the difference between the accounting and tax bases of the assets and liabilities and measured using the substantively enacted tax rates that are expected to be in effect when the differences are estimated to be reversed. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of deferred income tax assets is dependent upon the generation of sufficient future taxable income during the periods prior to the expiration of the associated tax attributes.

Cost of Revenue

Costs incurred in cost of revenue, which includes patent licensing expenses, royalty obligations, cost of patents sold through brokerage activities, staff costs (including stock-based compensation) and other costs incurred in conducting license negotiations as well as litigation and amortization expense related to acquired patents, are expensed as incurred.

Research and Development (“R&D”)

Costs incurred in R&D, which include engineering expenses, such as staff costs (including stock-based compensation) and certain external consultants related to the development efforts, as well as, the expenses related to the management of the patent portfolio, are expensed as incurred.

Marketing, General, and Administration (“MG&A”)

Costs incurred in MG&A, represent the cost of corporate services including facilities, executive management, finance, corporate legal, human resources, office administration, marketing and communications, information technology and all costs associated with being a public company, are expensed as incurred.

Computation of Earnings (Loss) Per Share

Basic earnings/loss per share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings/loss per share is computed using the treasury stock method.

Foreign Currency Translation

The Company’s functional currency is U.S. dollars; monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date.

The Company enters into forward foreign exchange contracts, from time to time, to manage its exposure to currency rate fluctuations related primarily to future cash inflows and outflows of Canadian dollars. The Company does not hold or issue derivative financial instruments for trading or speculative purposes and it has chosen not to designate them as hedges. Therefore these contracts must be designated as “held for trading” on the balance sheet and fair valued each quarter. The resulting gain or loss on the valuation of these financial instruments is included in net earnings/loss.

Cash and Cash Equivalents

Cash and cash equivalents comprise cash in bank accounts, term deposits and Guaranteed Investment Certificates (“GICs”) with maturities of three months or less at the date of the investment.

Short-term Investments

Short-term investments are designated as “held to maturity” and accounted for at amortized cost using the effective interest rate method. Short-term investments comprise GICs with maturities of one year or less at the date of investment and their carrying value approximates their fair value.

Loan Receivable

Loan receivable is accounted for at amortized cost using the effective interest rate method.

Furniture and Equipment

Furniture and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets as follows:

Leasehold improvements	term of the lease
Computer equipment and software	3 years
Furniture and equipment	5 years

Patents and Other Intangibles

Patents and other intangibles are carried at cost less accumulated amortization. Amortization is calculated on the straight-line basis over the estimated useful life or the remaining term of the patent (up to 20 years), whichever is less. The carrying value of patents and other intangibles is reviewed for impairment when events or circumstances indicate that the carrying amount may not be recoverable. The need for impairment is assessed by comparing the carrying value to the estimated undiscounted future cash flows to be generated by those assets. If this assessment indicates that the carrying value of the patents and other intangibles is not recoverable, the carrying value is then compared with the estimated fair value of the assets and the carrying value is written down to the estimated fair value.

Goodwill

Goodwill is recorded as at the date of the business combination and represents the excess of the purchase price of acquired businesses over the fair value assigned to identifiable assets acquired and liabilities assumed. Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate the asset might be impaired.

The impairment test is carried out in two steps. In the first step, the carrying value of the reporting unit including goodwill is compared with its fair value. When the fair value of a reporting unit exceeds its carrying value, goodwill of the reporting unit is considered not to be impaired and the second step is unnecessary. The Company has one reporting unit.

In the event the fair value of the reporting unit, including goodwill, is less than the carrying value, the implied fair value of the reporting unit’s goodwill is compared with its carrying value to measure the amount of any impairment loss. When the carrying value of goodwill in the reporting unit exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess.

Business Segment Information

The Company has one operating segment; Intellectual Property. The Company generates the majority of its revenues in U.S. dollars from several geographic regions; however it has allocated its revenues to the location in which the license originated. All licenses are issued in Canada and therefore all revenues are attributed to Canada.

Adoption of accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04 (Topic 820) to amend fair value measurement and disclosure requirements to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The Company adopted this guidance in the first quarter of 2012 and the adoption did not have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08 (Topic 350) to amend the test for goodwill impairment and permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as the basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted this guidance in the first quarter of 2012 and the adoption did not have a material impact on the Company’s consolidated financial statements.

Taxes	12 Months Ended
Dec. 31, 2012
Taxes
3.	TAXES

The reconciliation of the expected provision for income tax recovery/expense to the actual provision for income tax recovery/expense reported in the consolidated statements of operations is as follows:

	2,012	2,011
Earnings (loss) before income taxes	$(15,623)	$23,356
Expected income tax expense (recovery) at Canadian statutory income tax rate of 26.5% (2011 – 28.25%)	(4,141)	6,598
Permanent differences	1,040	811
Effect of change in future expected tax rates	(1,199)	(1,287)
Effect of change to U.S. GAAP and functional currency	—	(4,685)
Reversal of previously recognized foreign tax credits	(84)	—
Foreign withholding taxes paid	129	264
Increase (decrease) in valuation allowance	3,152	(10,142)

Provision for income tax (recovery) expense	$(1,103)	$(8,441)

During the years ended December 31, 2012 and 2011, the reported income before income taxes includes foreign losses of $2,907 and $2,370, respectively.

The significant components of the Company’s future income tax assets and liabilities are as follows:

	2012	2011
Tax loss carryforwards	$20,481	$15,102
Scientific research and experimental development (“SR&ED”) carryforwards	5,352	4,959
Harmonization asset	677	617
Share issue costs	831	1,913
Investment tax credits	4,564	4,648
Accounts payable and accrued liabilities	4,759	8,986
Difference between tax and book value of debentures	—	(6,308)
Difference between tax and book value of capital and intangible assets	(8,252)	(9,208)
Difference between tax and book value of loan receivable	31	—

Total future income tax asset	28,443	20,709
Valuation allowance	(7,626)	(4,474)

Net future income tax asset	$20,817	$16,235

Management has assigned probabilities to the Company’s expected future taxable income based on significant risk factors, sensitivity analysis and timing of non-capital tax losses. The amount of the future income tax asset considered realizable could change materially in the near term, based on future taxable income during the carryforward period. The valuation allowance consists of $4,638 in Canada and $2,988 in the U.S.

As at December 31, 2012, the Company had unused non-capital tax losses of approximately $54,821 (2011 – $42,706) and SR&ED expenditure pool totaling $20,198 (2011 – $19,606) that are due to expire as follows:

	SR&ED Expenditure Pool	Tax Losses
2025	$—	$11,882
2026	—	444
2027	—	91
2028	—	—
2029	—	3,877
2030	—	30,145
2031	—	988
2032	—	7,394
Indefinite	20,198	—

	$20,198	$54,821

The Company also has investment tax credits of $6,159, that expire in various amounts from 2017 to 2032, and $22,068 of capital losses carried forward with no expiry date. Investment tax credits, which are earned as a result of qualifying SR&ED expenditures, are recognized and applied to reduce income tax expense in the year in which the expenditures are made and their realization is reasonably assured.

In addition, the Company has approximately $7,970 of net operating loss carry forwards available for U.S. income tax purposes to reduce taxable income of future years that expire in various amounts from 2021 to 2031.

A reconciliation of the beginning and ending amounts of uncertain income tax benefits for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011

Balance at January 1	$—	$—
Tax postions related to current year:
Additions	—	—
Reductions	—	—
Tax postions related to prior years:
Additions	—	—
Reductions	—	—

Balance at December 31	$—	$—

The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax provision. At December 31, 2012 and 2011, there were no interest or penalties included in the income tax provision.

The Company files Canadian and U.S. federal and state income tax returns. The Company is subject to examination by the tax authorities for the tax years ended 2008 through 2011.

Loan Receivable	12 Months Ended
Dec. 31, 2012
Loan Receivable
4.	LOAN RECEIVABLE

On October 19, 2012 (the “Closing Date”), the Company advanced a term loan facility in the amount of $1,000 to Montebello Technologies LLC (the “Borrower”). The loan bears interest at 15% per annum, compounded annually and a maturity date of October 18, 2017 at which time the outstanding principal and accrued interest is to be fully repaid. The term loan facility is collateralized by a general security agreement.

In accordance with the terms and conditions of the loan agreement the use of the funds is solely and exclusively for the purchase and monetization of patents and for the period commencing on the Closing Date to and including the tenth anniversary of the Closing Date, the Company will be entitled to receive (a) 15% of the first $10 million in gross revenue and (b) 10% of all gross revenue over the first $10 million realized by the Borrower from any patents acquired utilizing the term loan facility.

To estimate the fair value, the Company considered the estimated future cash flow projections using an effective interest rate of 18%.

As at December 31, 2012, the carrying value of the term loan facility is as follows:

	As at December 31, 2012	As at December 31, 2011
15% Term loan facility	$1,000	$—
Unamortized discount	(119)	—
Accrued interest	30	—

Net carrying amount	$911	$—

Furniture and Equipment	12 Months Ended
Dec. 31, 2012
Furniture and Equipment
5.	FURNITURE AND EQUIPMENT

	Cost	Accumulated Depreciation	Net Book Value
As at December 31, 2012
Leasehold improvements	$585	$483	$102
Computer equipment and software	2,469	1,433	1,036
Furniture and equipment	361	227	134

	$3,415	$2,143	$1,272

As at December 31, 2011
Leasehold improvements	$589	$402	$187
Computer equipment and software	2,986	1,487	1,499
Furniture and equipment	530	447	83

	$4,105	$2,336	$1,769

The Company purchased furniture and equipment totaling $403 during 2012 (2011 – $1,907). During 2012, the Company disposed of furniture and equipment with a cost and accumulated amortization totaling $1,092 and $1,091, respectively.

Patents	12 Months Ended
Dec. 31, 2012
Patents
6.	PATENTS

	Cost	Accumulated Amortization	Net Book Value
As at December 31, 2012
Patents and other intangibles	$222,574	$105,728	$116,846

As at December 31, 2011
Patents and other intangibles	$199,898	$81,253	$118,645

The Company purchased patents and other intangibles totaling $22,676 during 2012 (2011 – $26,964) and recorded amortization expense of $24,794 (2011 – $21,645).

The estimated future amortization expense of patents as of December 31, 2012 was as follows:

Year ending December 31:	Amount
2013	$25,337
2014	24,921
2015	24,560
2016	17,394
2017	6,720

$98,932

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
7.	GOODWILL

At December 31, 2012 and 2011, the fair value of the reporting unit exceeded its carrying value. Accordingly, the Company determined that goodwill was not impaired and no further testing was performed.

Patent Finance Obligation	12 Months Ended
Dec. 31, 2012
Patent Finance Obligation
8.	PATENT FINANCE OBLIGATION

On January 27, 2011, the Company acquired certain patents for future considerations while entering into a licensing agreement with the same counter-party. The Company has accounted for the non-monetary transaction at fair value using the income approach to value the patents acquired. To estimate the fair value, the Company considered the estimated future royalties, related costs and applied a discount rate of 16.5%.

The obligation is based on the quarterly discounted payment stream of $688 and an effective interest rate of 4.75%. The current and long term portion of this obligation is reflected as follows:

	As at December 31, 2012	As at December 31, 2011
Patent finance obligation, due December 27, 2014	$5,217	$7,647
Current portion	(2,547)	(2,458)

	$2,670	$5,189

Principal repayments are expected to be as follows:

2013	$2,547
2014	$2,670
2015 and thereafter	$—

Convertible Debentures	12 Months Ended
Dec. 31, 2012
Convertible Debentures
9.	CONVERTIBLE DEBENTURES

On January 31, 2012, the Company repaid in cash the aggregate principal amount of the outstanding Debentures of CDN $228,456 and accrued and unpaid interest of CDN $5,445.

Debenture financing costs for the years ended December 31, 2012 and 2011 were as follows:

	2012	2011

Accretion of debt discount	$(25,175)	$(41,737)
Financing costs	(1,746)	(4,195)
Foreign exchange loss on debenture	(4,217)	—
Extinguishment of conversion feature	—	66,679

	$(31,138)	$20,747

Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities
10.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at December 31, 2012	As at December 31, 2011
Trade payables	$7,655	$2,419
Accrued compensation	2,198	2,609
Accrued legal costs	2,513	278
Dividends	4,272	3,041
Success fee obligation	4,401	12,774
Accrued other	1,367	1,048

	$22,406	$22,169

The due to related party was a one-time payment of $7,102 for the incentive buy-out to extinguish the Chief Executive Officer’s contracted right to 2% of gross revenues that had been earned, resulting from the amendment of his employment agreement. The related party transaction was measured at the exchange amount and is not repayable.

The success fee obligation is pursuant to the Company’s engagement with a law firm for which the law firm is entitled to a percentage of proceeds actually received from certain license agreements signed by the Company related to certain litigation matters the law firm was representing the Company. Should the Company collect these amounts as contemplated in the agreements, the law firm will be entitled to the entire success fee of $27,986. The current and long term portion of this liability is reflected as follows:

	As at December 31, 2012	As at December 31, 2011
Success fee obligation	$15,301	$27,986
Current portion	(4,401)	(12,774)

	$10,900	$15,212

Share Capital	12 Months Ended
Dec. 31, 2012
Share Capital
11.	SHARE CAPITAL

a)	Authorized

Unlimited number of common shares.

6,350.9 special preferred, redeemable, retractable, non-voting shares.

An unlimited number of preferred shares, issuable in series.

b)	Issued and Outstanding

The issued and outstanding common shares of WiLAN, along with equity instruments convertible into common shares, are as follows:

	As at December 31, 2012	As at December 31, 2011
Common shares	121,540,562	123,236,813
Securities convertible into common shares
Stock options	8,185,949	8,821,980
Deferred stock units (DSUs)	79,792	73,658

	129,806,303	132,132,451

As at December 31, 2011, no preferred shares or special preferred shares were issued or outstanding.

c)	Common Shares

	Number	Amount
December 31, 2010	109,722,975	$355,709

Issued on exercise of stock options	2,599,738	6,086
Issued on sale of shares under Employee Share Purchase Plan	41,800	182
Issued on sale of shares in January 2011	11,400,000	71,992
Repurchased under normal course issuer bid	(527,700)	(2,871)
Transfer to additional paid in capital pursuant to normal course issuer bid	—	1,003
Transfer from additional paid-in capital on exercise of options	—	3,095
Tax benefit related to share issuance costs	—	1,410

December 31, 2011	123,236,813	$436,606

Issued on exercise of stock options	1,173,249	3,078
Transfer from additional paid-in capital on exercise of options	—	1,514
Issued on sale of shares under Employee Share Purchase Plan	55,600	231
Repurchased under normal course issuer bid	(2,925,100)	(10,362)

December 31, 2012	121,540,562	$431,067

During the year ended December 31, 2011, the Company raised net proceeds of $71,992 (CDN $72,104) (gross proceeds of $76,181 or CDN $75,240) through the sale of 11,400,000 common shares by way of short form prospectus. The financing was priced at $6.68 per common share (CDN $6.60 per common share).

The Company paid quarterly cash dividends as follows:

	2012		2011
	Per Share	Total	Per Share	Total
1st Quarter	$0.025	$3,041	$0.0125	$1,314
2nd Quarter	0.030	3,679	0.0250	3,107
3rd Quarter	0.030	3,663	0.0250	3,148
4th Quarter	0.035	4,234	0.0250	3,099

	$0.120	$14,617	$0.0875	$10,668

The Company declared quarterly dividends as follows:

	2012	2011
1st Quarter	$0.030	$0.025
2nd Quarter	0.030	0.025
3rd Quarter	0.035	0.025
4th Quarter	0.035	0.025

On December 13, 2011, the Company received regulatory approval to make a normal course issuer bid (the “2011 NCIB”) through the facilities of the TSX. Under the 2011 NCIB, the Company was permitted to purchase up to 6,183,347 common shares. The 2011 NCIB commenced on December 15, 2011 and was completed on March 3, 2012. The Company repurchased 1,975,100 common shares under the 2011 NCIB during the three months ended March 31, 2012 for a total of $10,836.

On March 13, 2012, the Company received regulatory approval to make a normal course issuer bid (the “2012 NCIB”) through the facilities of the TSX. Under the 2012 NCIB, the Company is permitted to purchase up to 9,500,000 common shares. The 2012 NCIB commenced on March 15, 2012 and was completed on December 13, 2012. The Company repurchased 950,000 common shares under the 2012 NCIB for a total of $4,893.

d)	Stock Options

WiLAN has an Option Plan, a DSU plan, an Employee Stock Purchase Plan, and a RSU plan for its directors, employees and consultants. The current RSU plan calls for settlement only in cash. The Option Plan, the DSU plan and the Employee Stock Purchase Plan are considered “security based compensation arrangements” for the purposes of the TSX. The Company is authorized to issue up to an aggregate of 10% of its outstanding common shares under these “security based compensation arrangements”, with the common shares authorized for issuance under the DSU plan limited to 246,348 and under the Employee Purchase Plan limited to 360,800. The options vest at various times ranging from immediate vesting on grant to vesting over a three to four year period. Options generally have a six year life.

Option activity for the years ended December 31, 2012 and 2011 was as follows:

		Price per Share			Exercisable Options
	Number of Options	Price Range		Weighted Average	Number	Weighted Average	Remaining Life-Years
December 31, 2010	6,843,217	$0.72	$5.62	$2.87	3,185,513	$2.49	2.54

Granted	4,871,500	5.34	7.09	5.77
Exercised	(2,599,738)	0.72	5.01	2.30
Forfeited	(292,999)	1.88	5.52	4.13

December 31, 2011	8,821,980	$0.72	$7.09	$4.60	2,657,192	$3.12	3.42

Granted	1,660,614	4.94	5.05	5.02
Exercised	(1,173,249)	1.88	5.01	2.63
Forfeited	(1,123,396)	1.42	7.09	5.59

December 31, 2012	8,185,949	$1.42	$7.09	$4.83	3,637,490	$4.21	3.55

The Company uses the Black-Scholes model for estimating the fair value of options granted, with the following weighted average assumptions:

	2012	2011
Risk free interest rate	1.3%	1.9%
Volatility	49%	55%
Expected option life (in years)	3.6	3.6
Dividend yield	2.1%	1.2%
Forfeiture rate	9.4%	8.8%

The weighted average fair value per option granted during the year ended December 31, 2012 was CDN $1.65 (2011 – CDN $2.32).

The intrinsic value of options exercised was $2,966 for the year ended December 31, 2012 (2011 – $11,019). Intrinsic value is the total value of exercised options based on the price of the Company’s common shares at the time of the exercise less the proceeds received from the employees to exercise the options.

The intrinsic value of the exercisable options was $2,989 as at December 31, 2012.

The total fair value of options vested was $4,266 for the year ended December 31, 2012.

As of December 31, 2012, there was $6,260 of total unrecognized stock-based compensation costs, net of expected forfeitures, related to unvested stock-based compensation arrangements granted under the stock option plan. This cost is expected to be recognized over a weighted average period of 1.89 years.

Details of the outstanding options at December 31, 2012 are as follows:

Range of Exercise Prices		Outstanding Options at December 31, 2012	Remaining Term of Options in Years	Weighted Average	Exercisable Options at December 31, 2012	Weighted Average
$—	$1.00	—	—	$—	—	$—
1.01	2.00	459,763	1.28	1.87	459,763	1.87
2.01	3.00	780,851	2.78	2.51	780,851	2.51
3.01	4.00	64,821	3.62	3.39	42,215	3.39
4.01	7.09	6,880,514	4.58	5.30	2,354,661	5.24

$1.42	$7.09	8,185,949	4.21	$4.83	3,637,490	$4.21

Stock-based compensation expense for the year ended December 31, 2012 was $3,894 (2011 – $4,228). The following provides a summary of the stock-based compensation expense for the years ended December 31, 2012 and 2011:

	2012	2011
Cost of revenue	$940	$748
Research and development	359	737
Marketing, general and administration	2,595	2,743

	$3,894	$4,228

During the year ended December 31, 2012, 1,123,396 stock options were cancelled as they related to former employees.

e)	Deferred Stock Units

The Company has a Deferred Stock Unit (“DSU”) plan as a tool to assist in the retention of selected employees and directors and to help conserve the Company’s cash position. Under the DSU plan, DSUs may be awarded and will become due when the conditions of retention have been met and employment terminated or completed. The value of each DSU is determined in reference to the Company’s common share price, and the DSU value is payable in either cash or shares at the Company’s option.

DSUs issued and outstanding as at December 31, 2012 were 79,792 (2011 – 73,658). The liability recorded in respect of the outstanding DSUs was $366 as at December 31, 2012 (2011 – $427). The change in the liability is recorded as compensation expense.

During the year ended December 31, 2012, 6,134 DSUs were granted to certain directors in lieu of cash for their quarterly fees earned during the year ended December 31, 2012

f)	Restricted Share Units

The Company implemented a Restricted Share Unit (“RSU”) plan for certain employees and directors in January 2007. Under the RSU plan, units are settled in cash based on the market value of WiLAN’s common shares on the dates when the RSUs vest. The accrued liability and related expense for the RSUs are adjusted to reflect the market value of the common shares at each balance sheet date. The liability recorded in respect of the vested RSUs was $1,156 as at December 31, 2012 (2011– $1,276). The change in the liability is recorded as compensation expense.

RSU activity for the years ended December 31, 2012 and 2011 was as follows:

Number of RSUs
December 31, 2010	467,120

Granted	342,750
Settled	(168,512)
Forfeited	(81,612)

December 31, 2011	559,746

Granted	274,900
Settled	(235,879)
Forfeited	(75,581)

December 31, 2012	523,186

During the year ended December 31, 2012, 75,581 RSUs (2011 – 81,612) were cancelled as they related to former employees.

g)	Per Share Amounts

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	2012	2011
Basic weighted average common shares outstanding	121,451,967	122,741,326
Effect of options	—	2,258,318

Diluted weighted average common shares outstanding	121,451,967	124,999,644

The effect of options totaling 987,893 for fiscal 2012, were anti-dilutive.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
12.	FINANCIAL INSTRUMENTS

The Company is exposed to a number of risks related to changes in foreign currency exchange rates, interest rates, collection of accounts receivable and loan receivable, settlement of liabilities and management of cash and cash equivalents.

Credit risk

Credit risk is the risk of financial loss to the Company if a licensee or counter-party to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable and forward foreign exchange contracts.

The Company’s cash and cash equivalents, and short-term investments consist primarily of deposit investments that are held only with Canadian chartered banks. Management does not expect any counter-parties to fail to meet their obligations.

The Company’s loan receivable is a term loan facility which is collateralized by a general security agreement. Management does not expect the borrower to fail to meet its obligations.

The Company’s exposure to credit risk with its accounts receivable from licensees is influenced mainly by the individual characteristics of each licensee. The Company’s licensees are for the most part, manufacturers and distributors of telecommunications and consumer electronics products primarily located in the United States, Canada, Taiwan, Korea, Japan, Hong Kong and China. Credit risk from accounts receivable encompasses the default risk of the Company’s licensees. Prior to entering into licensing agreements with new licensees the Company assesses the risk of default associated with the particular company. In addition, on an ongoing basis, management monitors the level of accounts receivable attributable to each licensee and the length of time taken for amounts to be settled and where necessary, takes appropriate action to follow up on those balances considered overdue. The Company has had no significant bad debts for any periods presented.

Two licensees accounted for more than 10% of revenues from royalties for the twelve months ended December 31, 2012 (for the twelve months ended December 31, 2011 – one licensee). Management does not believe that there is significant credit risk arising from any of the Company’s licensees for which revenue has been recognized. However, should one of the Company’s major licensees be unable to settle amounts due, the impact on the Company could be significant. The maximum exposure to loss arising from accounts receivable is equal to their total carrying amounts. At December 31, 2012, one licensee accounted for 10% or more of total accounts receivable (December 31, 2011 – two licensees).

Financial assets past due

The following table provides information regarding the aging and collectability of the Company’s accounts receivable balances as at December 31, 2012:

Current	$960
Past due 1 – 30 days	39
Past due 31 – 60 days	51
Past due 61 – 90 days	—
Over 91 days past due	282
Less allowance for doubtful accounts	(193)

Total accounts receivable	$1,139

The definition of items that are past due is determined by reference to terms agreed with individual licensees. As at the date of this report, approximately $101 of past due amounts have been collected. None of the amounts outstanding have been challenged by the respective licensees and the Company continues to conduct business with them on an ongoing basis. Accordingly, management has no reason to believe that this balance is not fully collectable in the future.

The Company reviews financial assets past due on an ongoing basis with the objective of identifying potential matters which could delay the collection of funds at an early stage. Once items are identified as being past due, contact is made with the respective company to determine the reason for the delay in payment and to establish an agreement to rectify the breach of contractual terms. At December 31, 2012, the Company had a provision for doubtful accounts of $193 (2011 – $25) which was made against accounts receivable where collection efforts to date have been unsuccessful.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s objective in managing liquidity risk is to ensure that it has sufficient liquidity available to meet its liabilities when due.

At December 31, 2012, the Company had cash and cash equivalents and short-term investments of $176,863, credit facilities of $8,000 and accounts receivable of $1,139 available to meet its obligations.

Market risk

Market risk is the risk to the Company that the fair value of future cash flows from its financial instruments will fluctuate due to changes in interest rates and foreign currency exchange rates. Market risk arises as a result of the Company generating revenues in foreign currencies.

Interest rate risk

The only financial instruments that expose the Company to interest rate risk are its cash and cash equivalents and short-term investments. The Company’s objectives of managing its cash and cash equivalents and short-term investments are to ensure sufficient funds are maintained on hand at all times to meet day to day requirements and to place any amounts which are considered in excess of day to day requirements on short-term deposit with the Company’s banks so that they earn interest. When placing amounts of cash and cash equivalents into short-term investments, the Company only places investments with Canadian chartered banks and ensures that access to the amounts placed can be obtained on short-notice.

Currency risk

A portion of WiLAN’s revenues and operating expenses are denominated in Canadian dollars. Because the Company reports its financial performance in US dollars, WiLAN’s operating results are subject to changes in the exchange rate of the Canadian dollar relative to the US dollar. Any decrease in the value of the Canadian dollar relative to the US dollar has an unfavourable impact on Canadian denominated revenues and a favourable impact on Canadian denominated operating expenses. Recently, increases in the value of the Canadian dollar relative to the US dollar have had a negative impact on WiLAN’s Canadian dollar denominated operating expenses. Approximately 16% of the Company’s cash and cash equivalents and short term investments are denominated in Canadian dollars and are subject to changes in the exchange rate of the Canadian dollar relative to the US dollar. The recent increases in the value of the Canadian dollar relative to the US dollar have had a positive impact on WiLAN’s Canadian dollar denominated cash and cash equivalents, and short-term investments.

The Company may manage the risk associated with foreign exchange rate fluctuations by, from time to time, entering into forward foreign exchange contracts and engaging in other hedging strategies. To the extent that WiLAN engages in risk management activities related to foreign exchange rates, it may be subject to credit risks associated with the counterparties with whom it contracts.

The Company’s objective in obtaining forward foreign exchange contracts is to manage its risk and exposure to currency rate fluctuations related primarily to future cash inflows and outflows of Canadian dollars. The Company does not use forward foreign exchange contracts for speculative or trading purposes.

As of December 31, 2012, the Company did not have any forward foreign exchange contracts.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
13.	COMMITMENTS AND CONTINGENCIES

a)	Litigation

The Company, in the course of its normal operations, is subject to claims, lawsuits and contingencies. Accruals are made in instances where it is probable that liabilities may be incurred and where such liabilities can be reasonably estimated. Although it is possible that liabilities may be incurred in instances for which no accruals have been made, WiLAN has no reason to believe that the ultimate outcome of these matters would have a significant impact on its consolidated financial position.

Management has evaluated the likelihood of an unfavourable outcome and determined that no amount should be accrued with respect to any outstanding matters.

b)	Operating lease

The Company has lease agreements for office space and equipment with terms extending to 2016. The aggregate minimum annual lease payments under these agreements are as follows:

Amount
2013	$583
2014	515
2015	492
2016	246
2017 and thereafter	—

$1,836

c)	Other

As partial consideration for patents acquired in September 2007, the Company agreed to future additional payments, not to exceed $4,000, contingent upon the ongoing enforceability of the patents and based on revenues produced from licensing or selling the patents. To date, there have been no licensing revenues produced from these patents and no amounts have been accrued to this counterparty in respect of this commitment.

Restructuring Charges	12 Months Ended
Dec. 31, 2012
Restructuring Charges
14.	RESTRUCTURING CHARGES

During June 2012, the Company undertook a workforce reduction which resulted in a restructuring charge of $418. The components of the charge included $300 for severance, benefits and other costs associated with the termination of the affected employees, and $118 for lease obligations. In addition, the Company wrote-off $209 of assets related to this workforce reduction which was included in marketing, general and administration expense.

The following table summarizes details of the Company’s restructuring charges and related reserves:

Description	Workforce Reduction	Lease Obligation	Total
Charges	$300	$118	$418
Cash payments	(300)	(21)	(321)

Balance of provision as at December 31, 2012	$—	$97	$97

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
15.	SUPPLEMENTAL CASH FLOW INFORMATION

	2012	2011
Net interest paid (received) in cash, included in operations	$4,151	$(1,994)
Taxes paid	3,182	2,746
Patents acquired under deferred financing arrangement	—	7,647

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with the generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements of WiLAN include the accounts of WiLAN and its wholly owned subsidiaries. All inter-company transactions and balances have been eliminated in the consolidated financial statements.

Effective January 1, 2011, the Company determined that its functional currency had changed from the Canadian dollar to the U.S. dollar. Concurrent with this change in functional currency, the Company adopted the U.S. dollar as its reporting currency.

The change in functional currency on January 1, 2011, resulted in a reduction in the net book value of the Company’s non-current assets of $12,940 (net of the deferred tax impact of $3,110) which has been applied to the Company’s Cumulative Translation Adjustment within Accumulated Other Comprehensive Income.

Litigation expense, which had previously been classified as marketing, general and administration, is now classified as cost of revenue and the prior year comparatives have been adjusted accordingly to conform to the current year’s presentation.

Estimates and Assumptions

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the years. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

The Company’s revenue consists principally of royalty revenue from licensing its own patent portfolio and brokerage revenue. The Company also generates royalty revenue from licensing patent portfolios on behalf of third-party patent holders. The Company considers revenue to be earned when it has persuasive evidence of an arrangement, the obligation has been fulfilled in accordance with the terms of the licensing agreement, including delivery and acceptance, and collection is reasonably assured. The Company defers recognizing revenue until such time as all criteria are met. Determination of whether or not these criteria have been met may require the Company to make judgments, assumptions and estimates based upon current information and historical experience.

The Company’s royalty revenues consist of fixed fee and running royalty payments. Royalties from fixed fee royalty arrangements may consist of one or more installments of cash or in-kind property, such as patents. Royalties from running royalty arrangements can be based on either a percentage of sales or number of units sold for which the Company earns royalties at the time the licensees’ sales occur. The licensees are obligated to provide the Company with quarterly or semi-annual royalty reports and these reports are typically received subsequent to the period in which the licensees underlying sales occurred. The Company recognizes revenue from these arrangements as amounts become due and collection is reasonably assured.

As part of the licensing agreements with third parties, the Company is able to recover certain out-of-pocket expenses and legal costs. These amounts are included in revenue in the period which the aforementioned revenue criteria is met and the amounts become reimbursable.

The Company’s brokerage revenue consists of the sale of patents from within its portfolio and recognizes revenue when it is earned. The Company considers brokerage revenue to be earned when it has persuasive evidence of an arrangement, the obligation has been fulfilled in accordance with the terms of the agreement, including delivery and acceptance and collection is reasonably assured.

Revenue arrangements with extended payment terms, where fees are fixed in one or more installments of cash and which contain terms that could impact the amounts ultimately collected, are generally recognized as collection becomes assured.

Stock-based Compensation

Stock-based Compensation

The Company has a share option plan (“Option Plan”) for certain employees, directors and consultants. The Company accounts for stock options using the fair value method. Compensation expense is measured at the estimated fair value of the options at the date of grant and charged to earnings on a straight-line basis over the vesting periods. The amount expensed is credited to additional paid-in capital in the period. Upon the exercise of stock options, cash received is credited to share capital together with any amount previously credited to additional paid-in capital related to the options exercised.

Deferred Stock Units ("DSUs")

Deferred Stock Units (“DSUs”)

The Company has a DSU plan for certain employees and directors. The DSUs vest immediately and the Company has the right to settle the DSUs in either cash or by the issuance of common shares. The liability for outstanding units and related expense for the DSUs are adjusted to reflect the market value of the common shares at each balance sheet date.

Restricted Share Units ("RSUs")

Restricted Share Units (“RSUs”)

The Company has a RSU plan for certain employees and directors. Under the RSU plan, units are settled in cash based on the market value of WiLAN’s common shares on dates the RSUs vest. The accrued liability and related expense for the RSUs are adjusted to reflect the market value of the common shares at each balance sheet date.

Income Taxes

Income Taxes

The Company uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities are determined based on the difference between the accounting and tax bases of the assets and liabilities and measured using the substantively enacted tax rates that are expected to be in effect when the differences are estimated to be reversed. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of deferred income tax assets is dependent upon the generation of sufficient future taxable income during the periods prior to the expiration of the associated tax attributes.

Cost of Revenue

Cost of Revenue

Costs incurred in cost of revenue, which includes patent licensing expenses, royalty obligations, cost of patents sold through brokerage activities, staff costs (including stock-based compensation) and other costs incurred in conducting license negotiations as well as litigation and amortization expense related to acquired patents, are expensed as incurred.

Research and Development ("R&D")

Research and Development (“R&D”)

Costs incurred in R&D, which include engineering expenses, such as staff costs (including stock-based compensation) and certain external consultants related to the development efforts, as well as, the expenses related to the management of the patent portfolio, are expensed as incurred.

Marketing, General, and Administration ("MG&A")

Marketing, General, and Administration (“MG&A”)

Costs incurred in MG&A, represent the cost of corporate services including facilities, executive management, finance, corporate legal, human resources, office administration, marketing and communications, information technology and all costs associated with being a public company, are expensed as incurred.

Computation of Earnings (Loss) Per Share

Computation of Earnings (Loss) Per Share

Basic earnings/loss per share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings/loss per share is computed using the treasury stock method.

Foreign Currency Translation

Foreign Currency Translation

The Company’s functional currency is U.S. dollars; monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date.

The Company enters into forward foreign exchange contracts, from time to time, to manage its exposure to currency rate fluctuations related primarily to future cash inflows and outflows of Canadian dollars. The Company does not hold or issue derivative financial instruments for trading or speculative purposes and it has chosen not to designate them as hedges. Therefore these contracts must be designated as “held for trading” on the balance sheet and fair valued each quarter. The resulting gain or loss on the valuation of these financial instruments is included in net earnings/loss.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents comprise cash in bank accounts, term deposits and Guaranteed Investment Certificates (“GICs”) with maturities of three months or less at the date of the investment.

Short-term Investments

Short-term Investments

Short-term investments are designated as “held to maturity” and accounted for at amortized cost using the effective interest rate method. Short-term investments comprise GICs with maturities of one year or less at the date of investment and their carrying value approximates their fair value.

Loan Receivable	Loan Receivable Loan receivable is accounted for at amortized cost using the effective interest rate method.
Furniture and Equipment

Furniture and Equipment

Furniture and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets as follows:

Leasehold improvements	term of the lease
Computer equipment and software	3 years
Furniture and equipment	5 years

Patents and Other Intangibles

Patents and Other Intangibles

Patents and other intangibles are carried at cost less accumulated amortization. Amortization is calculated on the straight-line basis over the estimated useful life or the remaining term of the patent (up to 20 years), whichever is less. The carrying value of patents and other intangibles is reviewed for impairment when events or circumstances indicate that the carrying amount may not be recoverable. The need for impairment is assessed by comparing the carrying value to the estimated undiscounted future cash flows to be generated by those assets. If this assessment indicates that the carrying value of the patents and other intangibles is not recoverable, the carrying value is then compared with the estimated fair value of the assets and the carrying value is written down to the estimated fair value.

Goodwill

Goodwill

Goodwill is recorded as at the date of the business combination and represents the excess of the purchase price of acquired businesses over the fair value assigned to identifiable assets acquired and liabilities assumed. Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate the asset might be impaired.

The impairment test is carried out in two steps. In the first step, the carrying value of the reporting unit including goodwill is compared with its fair value. When the fair value of a reporting unit exceeds its carrying value, goodwill of the reporting unit is considered not to be impaired and the second step is unnecessary. The Company has one reporting unit.

In the event the fair value of the reporting unit, including goodwill, is less than the carrying value, the implied fair value of the reporting unit’s goodwill is compared with its carrying value to measure the amount of any impairment loss. When the carrying value of goodwill in the reporting unit exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess.

Business Segment Information

Business Segment Information

The Company has one operating segment; Intellectual Property. The Company generates the majority of its revenues in U.S. dollars from several geographic regions; however it has allocated its revenues to the location in which the license originated. All licenses are issued in Canada and therefore all revenues are attributed to Canada.

Adoption of accounting pronouncements

Adoption of accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04 (Topic 820) to amend fair value measurement and disclosure requirements to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The Company adopted this guidance in the first quarter of 2012 and the adoption did not have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08 (Topic 350) to amend the test for goodwill impairment and permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as the basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted this guidance in the first quarter of 2012 and the adoption did not have a material impact on the Company’s consolidated financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Depreciation is Calculated on Straight-Line Basis Over Estimated Useful Lives of Assets

Furniture and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets as follows:

Leasehold improvements	term of the lease
Computer equipment and software	3 years
Furniture and equipment	5 years

Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Expected Provision for Income Tax Recovery/Expense

The reconciliation of the expected provision for income tax recovery/expense to the actual provision for income tax recovery/expense reported in the consolidated statements of operations is as follows:

	2,012	2,011
Earnings (loss) before income taxes	$(15,623)	$23,356
Expected income tax expense (recovery) at Canadian statutory income tax rate of 26.5% (2011 – 28.25%)	(4,141)	6,598
Permanent differences	1,040	811
Effect of change in future expected tax rates	(1,199)	(1,287)
Effect of change to U.S. GAAP and functional currency	—	(4,685)
Reversal of previously recognized foreign tax credits	(84)	—
Foreign withholding taxes paid	129	264
Increase (decrease) in valuation allowance	3,152	(10,142)

Provision for income tax (recovery) expense	$(1,103)	$(8,441)

Significant Components of Future Income Tax Assets and Liabilities

The significant components of the Company’s future income tax assets and liabilities are as follows:

	2012	2011
Tax loss carryforwards	$20,481	$15,102
Scientific research and experimental development (“SR&ED”) carryforwards	5,352	4,959
Harmonization asset	677	617
Share issue costs	831	1,913
Investment tax credits	4,564	4,648
Accounts payable and accrued liabilities	4,759	8,986
Difference between tax and book value of debentures	—	(6,308)
Difference between tax and book value of capital and intangible assets	(8,252)	(9,208)
Difference between tax and book value of loan receivable	31	—

Total future income tax asset	28,443	20,709
Valuation allowance	(7,626)	(4,474)

Net future income tax asset	$20,817	$16,235

Summary of Tax Losses and Scientific Research and Experimental Development Expenditure

As at December 31, 2012, the Company had unused non-capital tax losses of approximately $54,821 (2011 – $42,706) and SR&ED expenditure pool totaling $20,198 (2011 – $19,606) that are due to expire as follows:

	SR&ED Expenditure Pool	Tax Losses
2025	$—	$11,882
2026	—	444
2027	—	91
2028	—	—
2029	—	3,877
2030	—	30,145
2031	—	988
2032	—	7,394
Indefinite	20,198	—

	$20,198	$54,821

Reconciliation of Beginning and Ending Amounts of Unrecognized Income Tax Benefits

A reconciliation of the beginning and ending amounts of uncertain income tax benefits for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011

Balance at January 1	$—	$—
Tax postions related to current year:
Additions	—	—
Reductions	—	—
Tax postions related to prior years:
Additions	—	—
Reductions	—	—

Balance at December 31	$—	$—

Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Value of Term Loan Facility

As at December 31, 2012, the carrying value of the term loan facility is as follows:

	As at December 31, 2012	As at December 31, 2011
15% Term loan facility	$1,000	$—
Unamortized discount	(119)	—
Accrued interest	30	—

Net carrying amount	$911	$—

Furniture and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Furniture and Equipment

	Cost	Accumulated Depreciation	Net Book Value
As at December 31, 2012
Leasehold improvements	$585	$483	$102
Computer equipment and software	2,469	1,433	1,036
Furniture and equipment	361	227	134

	$3,415	$2,143	$1,272

As at December 31, 2011
Leasehold improvements	$589	$402	$187
Computer equipment and software	2,986	1,487	1,499
Furniture and equipment	530	447	83

	$4,105	$2,336	$1,769

Patents (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Patents

	Cost	Accumulated Amortization	Net Book Value
As at December 31, 2012
Patents and other intangibles	$222,574	$105,728	$116,846

As at December 31, 2011
Patents and other intangibles	$199,898	$81,253	$118,645

Estimated Future Amortization Expense of Patents	The estimated future amortization expense of patents as of December 31, 2012 was as follows:

Year ending December 31:	Amount
2013	$25,337
2014	24,921
2015	24,560
2016	17,394
2017	6,720

$98,932

Patent Finance Obligation (Tables)	12 Months Ended
Dec. 31, 2012
Current and Long Term Portion of Obligation

The current and long term portion of this obligation is reflected as follows:

	As at December 31, 2012	As at December 31, 2011
Patent finance obligation, due December 27, 2014	$5,217	$7,647
Current portion	(2,547)	(2,458)

	$2,670	$5,189

Schedule of Principal Repayments	Principal repayments are expected to be as follows:

2013	$2,547
2014	$2,670
2015 and thereafter	$—

Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debentures Deferred Financing Costs

Debenture financing costs for the years ended December 31, 2012 and 2011 were as follows:

	2012	2011

Accretion of debt discount	$(25,175)	$(41,737)
Financing costs	(1,746)	(4,195)
Foreign exchange loss on debenture	(4,217)	—
Extinguishment of conversion feature	—	66,679

	$(31,138)	$20,747

Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities

	As at December 31, 2012	As at December 31, 2011
Trade payables	$7,655	$2,419
Accrued compensation	2,198	2,609
Accrued legal costs	2,513	278
Dividends	4,272	3,041
Success fee obligation	4,401	12,774
Accrued other	1,367	1,048

	$22,406	$22,169

Schedule of Current and Long-Term Liability

The current and long term portion of this liability is reflected as follows:

	As at December 31, 2012	As at December 31, 2011
Success fee obligation	$15,301	$27,986
Current portion	(4,401)	(12,774)

	$10,900	$15,212

Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Components of Common Shares Issued and Outstanding

The issued and outstanding common shares of WiLAN, along with equity instruments convertible into common shares, are as follows:

	As at December 31, 2012	As at December 31, 2011
Common shares	121,540,562	123,236,813
Securities convertible into common shares
Stock options	8,185,949	8,821,980
Deferred stock units (DSUs)	79,792	73,658

	129,806,303	132,132,451

Schedule of Common Stock

	Number	Amount
December 31, 2010	109,722,975	$355,709

Issued on exercise of stock options	2,599,738	6,086
Issued on sale of shares under Employee Share Purchase Plan	41,800	182
Issued on sale of shares in January 2011	11,400,000	71,992
Repurchased under normal course issuer bid	(527,700)	(2,871)
Transfer to additional paid in capital pursuant to normal course issuer bid	—	1,003
Transfer from additional paid-in capital on exercise of options	—	3,095
Tax benefit related to share issuance costs	—	1,410

December 31, 2011	123,236,813	$436,606

Issued on exercise of stock options	1,173,249	3,078
Transfer from additional paid-in capital on exercise of options	—	1,514
Issued on sale of shares under Employee Share Purchase Plan	55,600	231
Repurchased under normal course issuer bid	(2,925,100)	(10,362)

December 31, 2012	121,540,562	$431,067

Schedule of Quarterly Cash Dividends Paid

The Company paid quarterly cash dividends as follows:

	2012		2011
	Per Share	Total	Per Share	Total
1st Quarter	$0.025	$3,041	$0.0125	$1,314
2nd Quarter	0.030	3,679	0.0250	3,107
3rd Quarter	0.030	3,663	0.0250	3,148
4th Quarter	0.035	4,234	0.0250	3,099

	$0.120	$14,617	$0.0875	$10,668

Schedule of Declared Quarterly Dividends	The Company declared quarterly dividends as follows:

	2012	2011
1st Quarter	$0.030	$0.025
2nd Quarter	0.030	0.025
3rd Quarter	0.035	0.025
4th Quarter	0.035	0.025

Schedule of Option Activity

Option activity for the years ended December 31, 2012 and 2011 was as follows:

		Price per Share			Exercisable Options
	Number of Options	Price Range		Weighted Average	Number	Weighted Average	Remaining Life-Years
December 31, 2010	6,843,217	$0.72	$5.62	$2.87	3,185,513	$2.49	2.54

Granted	4,871,500	5.34	7.09	5.77
Exercised	(2,599,738)	0.72	5.01	2.30
Forfeited	(292,999)	1.88	5.52	4.13

December 31, 2011	8,821,980	$0.72	$7.09	$4.60	2,657,192	$3.12	3.42

Granted	1,660,614	4.94	5.05	5.02
Exercised	(1,173,249)	1.88	5.01	2.63
Forfeited	(1,123,396)	1.42	7.09	5.59

December 31, 2012	8,185,949	$1.42	$7.09	$4.83	3,637,490	$4.21	3.55

Estimated Fair Value of Options Granted, Weighted Average Assumptions

The Company uses the Black-Scholes model for estimating the fair value of options granted, with the following weighted average assumptions:

	2012	2011
Risk free interest rate	1.3%	1.9%
Volatility	49%	55%
Expected option life (in years)	3.6	3.6
Dividend yield	2.1%	1.2%
Forfeiture rate	9.4%	8.8%

Details of Outstanding Options

Details of the outstanding options at December 31, 2012 are as follows:

Range of Exercise Prices		Outstanding Options at December 31, 2012	Remaining Term of Options in Years	Weighted Average	Exercisable Options at December 31, 2012	Weighted Average
$—	$1.00	—	—	$—	—	$—
1.01	2.00	459,763	1.28	1.87	459,763	1.87
2.01	3.00	780,851	2.78	2.51	780,851	2.51
3.01	4.00	64,821	3.62	3.39	42,215	3.39
4.01	7.09	6,880,514	4.58	5.30	2,354,661	5.24

$1.42	$7.09	8,185,949	4.21	$4.83	3,637,490	$4.21

Summary of Stock-Based Compensation Expense

The following provides a summary of the stock-based compensation expense for the years ended December 31, 2012 and 2011:

	2012	2011
Cost of revenue	$940	$748
Research and development	359	737
Marketing, general and administration	2,595	2,743

	$3,894	$4,228

Summary of Restricted Stock Unit Activity

RSU activity for the years ended December 31, 2012 and 2011 was as follows:

Number of RSUs
December 31, 2010	467,120

Granted	342,750
Settled	(168,512)
Forfeited	(81,612)

December 31, 2011	559,746

Granted	274,900
Settled	(235,879)
Forfeited	(75,581)

December 31, 2012	523,186

Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	2012	2011
Basic weighted average common shares outstanding	121,451,967	122,741,326
Effect of options	—	2,258,318

Diluted weighted average common shares outstanding	121,451,967	124,999,644

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Information Regarding Aging and Collectability of Accounts Receivable

The following table provides information regarding the aging and collectability of the Company’s accounts receivable balances as at December 31, 2012:

Current	$960
Past due 1 – 30 days	39
Past due 31 – 60 days	51
Past due 61 – 90 days	—
Over 91 days past due	282
Less allowance for doubtful accounts	(193)

Total accounts receivable	$1,139

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Aggregate Minimum Annual Lease Payments under Operating Lease

The Company has lease agreements for office space and equipment with terms extending to 2016. The aggregate minimum annual lease payments under these agreements are as follows:

Amount
2013	$583
2014	515
2015	492
2016	246
2017 and thereafter	—

$1,836

Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Restructuring Charges and Related Reserves

The following table summarizes details of the Company’s restructuring charges and related reserves:

Description	Workforce Reduction	Lease Obligation	Total
Charges	$300	$118	$418
Cash payments	(300)	(21)	(321)

Balance of provision as at December 31, 2012	$—	$97	$97

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Supplemental Cash Flow Information

	2012	2011
Net interest paid (received) in cash, included in operations	$4,151	$(1,994)
Taxes paid	3,182	2,746
Patents acquired under deferred financing arrangement	—	7,647

Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Maximum [Member]
Impact Of Change In Functional Currency For Property, Plant & Equipment, Finite Intangible Assets, And Goodwill [Line Items]
Non-current assets	$ 12,940
Deferred tax	$ 3,110
Estimated useful life		20 years

Significant Accounting Policies - Depreciation is Calculated on Straight-Line Basis Over Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold improvements [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Leasehold improvements	term of the lease
Computer equipment and software [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Furniture and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years

Taxes - Reconciliation of Expected Provision for Income Tax Recovery/Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Provision Of Income Taxes [Line Items]
Earnings (loss) before income taxes	$ (15,623)	$ 23,356
Expected income tax expense (recovery) at Canadian statutory income tax rate of 26.5% (2011- 28.25%)	(4,141)	6,598
Permanent differences	1,040	811
Effect of change in future expected tax rates	(1,199)	(1,287)
Effect of change to U.S. GAAP and functional currency		(4,685)
Reversal of previously recognized foreign tax credits	(84)
Foreign withholding taxes paid	129	264
Increase (decrease) in valuation allowance	3,152	(10,142)
Provision for income tax (recovery) expense	$ (1,103)	$ (8,441)

Taxes - Reconciliation of Expected Provision for Income Tax Recovery/Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Provision Of Income Taxes [Line Items]
Expected income tax expense (recovery)	26.50%	28.25%

Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Income Tax [Line Items]
Foreign losses included in reported income before income taxes	$ 2,907	$ 2,370
Valuation allowance	7,626	4,474
Unused non-capital tax losses	54,821	42,706
SR&ED expenditure pool totaling	20,198	19,606
Investment tax credits	6,159
Capital losses carried forward	22,068
Net operating loss	7,970
Canada [Member]
Schedule Of Income Tax [Line Items]
Valuation allowance	4,638
U.S. [Member]
Schedule Of Income Tax [Line Items]
Valuation allowance	$ 2,988

Taxes - Significant Components of Future Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Component Of Net Income Tax Assets And Liabilities [Line Items]
Tax loss carryforwards	$ 20,481	$ 15,102
Scientific research and experimental development ("SR&ED") carryforwards	5,352	4,959
Harmonization asset	677	617
Share issue costs	831	1,410
Investment tax credits	4,564	4,648
Accounts payable and accrued liabilities	4,759	8,986
Total future income tax asset	28,443	20,709
Valuation allowance	(7,626)	(4,474)
Net future income tax asset	20,817	16,235
Debentures [Member]
Component Of Net Income Tax Assets And Liabilities [Line Items]
Difference between tax and book value		(6,308)
Capital and intangible assets [Member]
Component Of Net Income Tax Assets And Liabilities [Line Items]
Difference between tax and book value	(8,252)	(9,208)
Loan receivable [Member]
Component Of Net Income Tax Assets And Liabilities [Line Items]
Difference between tax and book value	$ 31

Taxes - Summary of Tax Losses and Scientific Research and Experimental Development Expenditure (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total	$ 20,198	$ 19,606
Tax Losses, Net	54,821	42,706
2025 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net	11,882
2026 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net	444
2027 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net	91
2028 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net
2029 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net	3,877
2030 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net	30,145
2031 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net	988
2032 [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total
Tax Losses, Net	7,394
Indefinite [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
SR&ED Expenditure pool, Total	20,198
Tax Losses, Net

Taxes - Reconciliation of Beginning and Ending Amounts of Unrecognized Income Tax Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Balance at January 1
Tax positions related to current year:
Additions
Reductions
Tax positions related to prior years:
Additions
Reductions
Balance at December 31

Loan Receivable - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Oct. 19, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loan facility	$ 1,000,000	$ 1,000,000
Percentage of interest on term loan facility	15.00%	15.00%
Term loan maturity date	2017-10-18
Estimated future cash flow projections, effective interest rate		18.00%
Term loan facility [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of interest receivable on gross revenue		15.00%
Gross revenue		10,000,000
Patents [Member] | Term loan facility [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of interest receivable on gross revenue		10.00%
Gross revenue		$ 10,000,000

Loan Receivable - Carrying Value of Term Loan Facility (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Oct. 19, 2012	Dec. 31, 2011
Noncancelable Obligations Future Minimum Payments Due [Line Items]
15% Term loan facility	$ 1,000	$ 1,000
Unamortized discount	(119)
Accrued interest	30
Net carrying amount	$ 911

Loan Receivable - Carrying Value of Term Loan Facility (Parenthetical) (Detail)	Dec. 31, 2012	Oct. 19, 2012
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Percentage of interest on term loan facility	15.00%	15.00%

Furniture and Equipment - Schedule of Furniture and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Cost	$ 3,415	$ 4,105
Accumulated Depreciation	2,143	2,336
Net Book Value	1,272	1,769
Leasehold improvements [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Cost	585	589
Accumulated Depreciation	483	402
Net Book Value	102	187
Computer equipment and software [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Cost	2,469	2,986
Accumulated Depreciation	1,433	1,487
Net Book Value	1,036	1,499
Furniture and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Cost	361	530
Accumulated Depreciation	227	447
Net Book Value	$ 134	$ 83

Furniture and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Purchased furniture and equipment	$ 403	$ 1,907
Cost of disposed furniture and equipment	1,092
Accumulated amortization of disposed furniture and equipment	$ 1,091

Patents - Schedule of Patents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Net Book Value	$ 116,846	$ 118,645
Patents and other intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	222,574	199,898
Accumulated Amortization	105,728	81,253
Net Book Value	$ 116,846	$ 118,645

Patents - Additional Information (Detail) (Patents and other intangibles [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Patents and other intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase of patents	$ 22,676	$ 26,964
Amortization expense	$ 24,794	$ 21,645

Patents - Estimated Future Amortization Expense of Patents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 25,337
2014	24,921
2015	24,560
2016	17,394
2017	6,720
Estimated future amortization expense of patents	$ 98,932

Patent Finance Obligation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
Discount rate	16.50%
Discount payment stream	$ 688
Effective interest rate	4.75%

Patent Finance Obligation - Current and Long Term Portion of Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Patent finance obligation, due December 27, 2014	$ 5,217	$ 7,647
Current portion	(2,547)	(2,458)
Current and long term portion of obligation, total	$ 2,670	$ 5,189

Patent Finance Obligation - Schedule of Principal Repayments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 2,547
2014	2,670
2015 and thereafter

Convertible Debentures - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Conversion [Line Items]
Repayment of outstanding debentures	228,456
Repayment of accrued and unpaid interest	5,445

Convertible Debentures - Schedule of Debentures Deferred Financing Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Expense [Line Items]
Accretion of debt discount	$ (25,175)	$ (41,737)
Financing costs	(1,746)	(4,195)
Foreign exchange loss on debenture	(4,217)
Extinguishment of conversion feature		66,679
Financing costs, total	$ (31,138)	$ 20,747

Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities Current And Noncurrent [Line Items]
Trade payables	$ 7,655	$ 2,419
Accrued compensation	2,198	2,609
Accrued legal costs	2,513	278
Dividends	4,272	3,041
Success fee obligation	4,401	12,774
Accrued other	1,367	1,048
Accrued liabilities current	$ 22,406	$ 22,169

Accounts Payable and Accrued Liabilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities Current And Noncurrent [Line Items]
Related party due	$ 7,102
Related party transaction rate	2.00%
Success fee obligation	$ 15,301	$ 27,986

Accounts Payable and Accrued Liabilities - Schedule of Current and Long-term Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments Contingencies And Litigation [Line Items]
Success fee obligation	$ 15,301	$ 27,986
Current portion	(4,401)	(12,774)
Total	$ 10,900	$ 15,212

Share Capital - Additional Information (Detail)	3 Months Ended	12 Months Ended						12 Months Ended
	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2012 Security Based Compensation Arrangements [Member]	Dec. 31, 2012 DSU Plan [Member]	Dec. 31, 2012 Employee Purchase Plan [Member]	Dec. 31, 2012 Employee Purchase Plan [Member] Minimum [Member]	Dec. 31, 2012 Employee Purchase Plan [Member] Maximum [Member]
Special preferred, redeemable, retractable, non-voting, Shares Authorized		6,350.9	6,350.9
Net proceeds				$ 71,992	72,104
Gross proceeds				76,181	75,240
Sale of common shares				11,400,000	11,400,000
Common share price				$ 6.68	6.6
Purchase of common shares under 2011 NCIB		9,500,000	9,500,000	6,183,347	6,183,347
Repurchased common shares under 2011 NCIB	1,975,100	2,925,100	2,925,100	527,700	527,700
Repurchased common shares under 2011 NCIB, Value	10,836,000	10,362,000		2,871,000
Common shares outstanding, Percent						10.00%
Common shares authorized for issuance							246,348	360,800
Options vesting period									3 years	4 years
Options vesting, Expiration date								6 years
Weighted average fair value per option granted			1.65		2.32
Intrinsic value of options exercised		2,966		11,019
Intrinsic value of exercisable options		2,989
Fair value of options vested		4,266
Unrecognized stock-based compensation costs, net of expected forfeitures		6,260
Recognized over a weighted average period		1 year 10 months 21 days	1 year 10 months 21 days
Stock-based compensation		3,894,000		4,228,000
Stock options cancelled		1,123,396	1,123,396	292,999	292,999
Deferred Stock Unit issued and outstanding		79,792	79,792	73,658	73,658
Liability recorded in respect of the outstanding DSUs		366		427
Deferred Stock Unit granted to directors		6,134	6,134
Restricted Share Units vested liability recorded		$ 1,156		$ 1,276
Restricted stock units cancelled		75,581	75,581	81,612	81,612
Anti-dilutive effect of options		987,893	987,893

Share Capital - Components of Common Shares Issued and Outstanding (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Common Stock [Line Items]
Common shares	121,540,562	123,236,813	109,722,975
Total common shares outstanding including convertible equity instruments	129,806,303	132,132,451
Stock options [Member]
Schedule Of Common Stock [Line Items]
Securities convertible into common shares, Stock options	8,185,949	8,821,980
DSU Plan [Member]
Schedule Of Common Stock [Line Items]
Securities convertible into common shares, Deferred stock units (DSUs)	79,792	73,658

Share Capital - Schedule of Common Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Common Stock [Line Items]
Beginning balance, Shares	123,236,813	123,236,813	109,722,975
Issued on exercise of stock options, Shares		1,173,249	2,599,738
Issued on sale of shares under Employee Share Purchase Plan, Shares		55,600	41,800
Issued on sale of shares, Shares			11,400,000
Repurchased under normal course issuer bid, Shares	(1,975,100)	(2,925,100)	(527,700)
Ending balance, Shares		121,540,562	123,236,813
Beginning balance	$ 436,606	$ 436,606	$ 355,709
Issued on exercise of stock options		3,078	6,086
Issued on sale of shares under Employee Share Purchase Plan		231	182
Issued on sale of shares			71,992
Repurchased under normal course issuer bid	(10,836)	(10,362)	(2,871)
Transfer to additional paid in capital pursuant to normal course issuer bid			1,003
Transfer from additional paid-in capital on exercise of options		1,514	3,095
Tax benefit related to share issuance costs			1,410
Ending balance		$ 431,067	$ 436,606

Share Capital - Schedule of Quarterly Cash Dividends Paid (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Dividends [Line Items]
Cash dividends Per Share	$ 0.035	$ 0.03	$ 0.03	$ 0.025	$ 0.025	$ 0.025	$ 0.025	$ 0.0125	$ 0.12	$ 0.0875
Cash dividends paid	$ 4,234	$ 3,663	$ 3,679	$ 3,041	$ 3,099	$ 3,148	$ 3,107	$ 1,314	$ 14,617	$ 10,668

Share Capital - Schedule of Declared Quarterly Dividends (Detail) (USD $)	3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011
Common Dividends Declared Per Share [Line Items]
Dividends declared	$ 0.035	$ 0.035	$ 0.03	$ 0.03	$ 0.025	$ 0.025	$ 0.025	$ 0.025

Share Capital - Schedule of Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of Options	8,821,980	6,843,217
Excercisable Options, Remaining Life-Year	3 years 6 months 18 days	3 years 5 months 1 day	2 years 6 months 15 days
Number of Exercisable Options	3,637,490	2,657,192	3,185,513
Granted, Number of Options	1,660,614	4,871,500
Exercised, Number of Options	(1,173,249)	(2,599,738)
Forfeited, Number of Options	(1,123,396)	(292,999)
Ending balance, Number of Options	8,185,949	8,821,980	6,843,217
Weighted Average, Exercisable Options	$ 4.21	$ 3.12	$ 2.49
Beginning balance, Weighted Average, Price per Share	$ 4.6	$ 2.87
Granted, Weighted Average, Price per Share	$ 5.02	$ 5.77
Exercised, Weighted Average, Price per Share	$ 2.63	$ 2.3
Forfeited, Weighted Average, Price per Share	$ 5.59	$ 4.13
Ending balance, Weighted Average, Price per Share	$ 4.83	$ 4.6	$ 2.87
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, price per share	$ 7.09	$ 5.62
Granted, Price Range per share	$ 5.05	$ 7.09
Exercised, Price Range per share	$ 5.01	$ 5.01
Forfeited, Price Range per share	$ 7.09	$ 5.52
Price Range, price per share	$ 7.09	$ 7.09
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, price per share	$ 0.72	$ 0.72
Granted, Price Range per share	$ 4.94	$ 5.34
Exercised, Price Range per share	$ 1.88	$ 0.72
Forfeited, Price Range per share	$ 1.42	$ 1.88
Price Range, price per share	$ 1.42	$ 0.72

Share Capital - Estimated Fair Value of Options Granted, Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.30%	1.90%
Volatility	49.00%	55.00%
Expected option life (in years)	3 years 7 months 6 days	3 years 7 months 6 days
Dividend yield	2.10%	1.20%
Forfeiture rate	9.40%	8.80%

Share Capital - Details of Outstanding Options (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Exercise Price, Range One [Member]	Dec. 31, 2012 Exercise Price, Range Two [Member]	Dec. 31, 2012 Exercise Price, Range Three [Member]	Dec. 31, 2012 Exercise Price, Range Four [Member]	Dec. 31, 2012 Exercise Price, Range Five [Member]	Dec. 31, 2012 Exercise Price, Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price					$ 1.01	$ 2.01	$ 3.01	$ 4.01	$ 1.42
Upper Range of Exercise Price				$ 1	$ 2	$ 3	$ 4	$ 7.09	$ 7.09
Remaining Term of Options in Years					1 year 3 months 11 days	2 years 9 months 11 days	3 years 7 months 13 days	4 years 6 months 29 days	4 years 2 months 16 days
Weighted Average Price of Outstanding Options	$ 4.83	$ 4.6	$ 2.87		$ 1.87	$ 2.51	$ 3.39	$ 5.3	$ 4.83
Weighted Average Price of Exercisable Options	$ 4.21	$ 3.12	$ 2.49		$ 1.87	$ 2.51	$ 3.39	$ 5.24	$ 4.21
Outstanding Options at December 31, 2012	8,185,949	8,821,980	6,843,217		459,763	780,851	64,821	6,880,514
Exercisable Options at December 31, 2012	3,637,490	2,657,192	3,185,513		459,763	780,851	42,215	2,354,661

Share Capital - Summary of Stock Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Share Based Compensation Arrangement [Line Items]
Stock-based compensation	$ 3,894	$ 4,228
Cost of revenue [Member]
Schedule Of Share Based Compensation Arrangement [Line Items]
Stock-based compensation	940	748
Research and development [Member]
Schedule Of Share Based Compensation Arrangement [Line Items]
Stock-based compensation	359	737
Marketing, general and administration [Member]
Schedule Of Share Based Compensation Arrangement [Line Items]
Stock-based compensation	$ 2,595	$ 2,743

Share Capital - Summary of Restricted Stock Unit Activity (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Stock Option Activity [Line Items]
Beginning Balance	559,746	467,120
Granted	274,900	342,750
Settled	(235,879)	(168,512)
Forfeited	(75,581)	(81,612)
Ending Balance	523,186	559,746

Share Capital - Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basic weighted average common shares outstanding	121,451,967	122,741,326
Effect of options		2,258,318
Diluted weighted average common shares outstanding	121,451,967	124,999,644

Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of licensees accounted more than 10% of revenue	2	1
Number of licensees accounted more than 10% of accounts receivable	1	2
Minimum percentage of revenue from royalties to be accounted by the licensees	10.00%
Maximum exposure to loss from accounts receivable	10% or more of total accounts receivable
Past due amount collected	$ 101
Provision for doubtful debts	193	25
Cash and cash equivalent and short-term investments	176,863
Amount of credit facilities, available	8,000
Amount of accounts receivables	$ 1,139	$ 2,153
Conversion of currency due to change in exchange rate	16.00%

Financial Instruments - Information Regarding Aging and Collectability of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Aging Of Financing Receivables [Line Items]
Current	$ 960
Past due 1-30 days	39
Past due 31-60 days	51
Past due 61-90 days
Over 91 days past due	282
Less allowance for doubtful accounts	(193)
Total accounts receivable	$ 1,139	$ 2,153

Commitments and Contingencies - Schedule of Aggregate Minimum Annual Lease Payments under Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitment And Contingencies [Line Items]
2013	$ 583
2014	515
2015	492
2016	246
2017 and thereafter
Total annual lease payments	$ 1,836

Commitments and Contingencies - Additional Information (Detail) (Maximum [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Maximum [Member]
Other Contingencies And Commitments [Line Items]
Future additional payments	$ 4,000

Restructuring Charges - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 418	$ 418
Assets wrote-off related to workforce reduction	209
Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	300	300
Lease Obligation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 118	$ 118

Restructuring Charges - Summary of Restructuring Charges and Related Reserves (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Charges	$ 418	$ 418
Cash payments		(321)
Balance of provision as at December 31, 2012		97
Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Charges	300	300
Cash payments		(300)
Lease Obligation [Member]
Restructuring Cost and Reserve [Line Items]
Charges	118	118
Cash payments		(21)
Balance of provision as at December 31, 2012		$ 97

Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Line Items]
Net interest paid (received) in cash, included in operations	$ 4,151	$ (1,994)
Taxes paid	3,182	2,746
Patents acquired under deferred financing arrangement		$ 7,647